Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
QSONE Co.,Ltd. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percent of shares acquired	50.00%